MORTGAGE-BACKED SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 6,181	$ 8,678
Purchases of mortgage-backed securities		21,954	$ 6,750
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	28	127	$ 166
Mortgage-backed securities pledged as collateral	114,900	128,200
Mortgage-backed securities pledged as collateral, fair value	115,700	128,800
Mortgage-backed securities pledged as collateral, excess fair value	2,500	13,100
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	115,857	129,321
Decrease in mortgage-backed securities	13,500
Additional credit impairment charge on its private-label CMO portfolio	14
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	114,899	128,201
Repayments of mortgage-backed securities	13,300
Purchases of mortgage-backed securities	28
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	958	$ 1,120
Repayments of mortgage-backed securities	276
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	$ 129